USAA(R) logo appears here.




                               USAA MONEY
                                          MARKET Fund



                                      [Picture appears here.]



                               Semiannual Report

--------------------------------------------------------------------------------
January 31, 2002

Table of CONTENTS
-------------------------------------------------------------------------------

      USAA FAMILY OF FUNDS                                             2

      MESSAGE FROM THE PRESIDENT                                       4

      INVESTMENT OVERVIEW                                              6

      MANAGER'S COMMENTARY ON THE FUND                                 8

      PORTFOLIO HIGHLIGHTS                                            10

      FINANCIAL INFORMATION

         Portfolio of Investments                                     12

         Notes to Portfolio of Investments                            25

         Statement of Assets and Liabilities                          26

         Statement of Operations                                      27

         Statements of Changes in Net Assets                          28

         Notes to Financial Statements                                29

2

USAA
--------------------------------------------------------------------------------
                         Family of FUNDS


For more complete information about the mutual funds managed and distributed by USAA Investment Management Company, including charges and operating expenses, please call 1-800-531-8181 for a prospectus. Read it carefully before you invest.

--------------------------------------------------------------------------------
         EQUITY                      MONEY MARKET                 INDEX
--------------------------------------------------------------------------------

    Aggressive Growth*               Money Market          Extended Market Index

     Capital Growth             Tax Exempt Money Market     Global Titans Index

    Emerging Markets          Treasury Money Market Trust    Nasdaq-100 Index

    First Start Growth           State Money Market           S&P 500 Index

         Growth              --------------------------------------------------
                                     TAXABLE BOND            ASSET ALLOCATION
     Growth & Income         --------------------------------------------------

      Income Stock                  GNMA Trust              Balanced Strategy

      International           High-Yield Opportunities     Cornerstone Strategy

Precious Metals and Minerals          Income             Growth and Tax Strategy

  Science & Technology         Intermediate-Term Bond        Growth Strategy*

     Small Cap Stock              Short-Term Bond            Income Strategy*

         Value               ---------------------------
                                   TAX-EXEMPT BOND
      World Growth           ---------------------------

                                     Long-Term

                                 Intermediate-Term

                                    Short-Term

                                 State Bond/Income      *CLOSED TO NEW INVESTORS

--------------------------------------------------------------------------------

NONDEPOSIT INVESTMENT PRODUCTS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, USAA FEDERAL SAVINGS BANK, ARE SUBJECT TO INVESTMENT RISKS, AND MAY LOSE VALUE. - AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A FUND. - CALIFORNIA, FLORIDA, NEW YORK, AND VIRGINIA FUNDS AVAILABLE TO RESIDENTS ONLY. - THE SCIENCE & TECHNOLOGY FUND MAY BE MORE VOLATILE THAN A FUND THAT DIVERSIFIES ACROSS MANY INDUSTRIES. - FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY. - SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX. - 'S&P 500' IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC. AND HAS BEEN LICENSED FOR OUR USE. 'NASDAQ-100(R)', 'NASDAQ-100 INDEX(R)', AND 'NASDAQ(R)' ARE TRADEMARKS OR SERVICE MARKS OF THE NASDAQ STOCK MARKET, INC. (WHICH WITH ITS AFFILIATES ARE THE "CORPORATIONS") AND HAVE BEEN LICENSED FOR OUR USE. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE USAA NASDAQ-100 INDEX FUND. 'DOW JONES' AND 'DOW JONES GLOBAL TITANS 50 INDEX(SM)' ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. AND HAVE BEEN LICENSED FOR OUR USE. THESE INDEX PRODUCTS ARE NOT SPONSORED, SOLD, OR PROMOTED BY THE TRADEMARK OR SERVICE MARK OWNERS, AND NEITHER THE TRADEMARK OR SERVICE MARK OWNERS NOR ANY OF THEIR SUBSIDIARIES OR AFFILIATES MAKE ANY REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THESE PRODUCTS. - INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL SECURITIES OF THE INDEX THAT THEY ATTEMPT TO MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

IMPORTANT
--------------------------------------------------------------------------------
                         INFORMATION


               Your annual and semiannual report mailings are streamlined as part of our ongoing efforts to reduce expenses and respond to shareholder requests. We develop mailing lists using criteria such as address, member number, and surname to send one report to each household instead of sending one report to each registered owner. This practice is designed to reduce duplicate copies for many shareholders and their families and save paper and postage costs to the Fund. If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to receive one report per registered account owner, you may request this in writing to:



               USAA INVESTMENT MANAGEMENT COMPANY

               Attn: Report Mail

               9800 Fredericksburg Road

               San Antonio, TX  78284-8916

               or phone a mutual fund representative at

               1-800-531-8448 during business hours

               THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE USAA MONEY MARKET FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH GIVES FURTHER DETAILS ABOUT THE FUND.



               USAA with the eagle is registered in the U.S. Patent & Trademark Office. (C)2002, USAA. All rights reserved.

4

MESSAGE
--------------------------------------------------------------------------------
                         from the PRESIDENT


[Photograph of the President
and Vice Chairman of the Board,
Christopher W. Claus, appears
here.]


                                               "
                                     THE MORE THINGS CHANGE,

                                   THE MORE THEY STAY THE SAME.
                                               "


               And when it comes to the financial market, this popular saying is 100% correct. During the heady days of the 1990s, pundits declared that the U.S. economy was "recession-proof," that the market was so broad and diversified it could withstand slowdowns in particular sectors. The boom-and-bust cycle, they said, was a thing of the past.

               They were mistaken. If we've learned anything from the current market correction, it's that market cycles are a fact of life. We can use fiscal and monetary policy to affect their duration, but eventually one market cycle ends and another begins. The market will always be cyclical--just as tigers will always have stripes.

               This truth presents us with a challenge. During the bull market of the 1990s, investors became accustomed to returns of 20% or better. Because they could count on the market to help them put money away for the future, Americans saved less--only about 1% of their disposable income. Instead, they bought more goods and services, spending between 96% and 99% of their

....CONTINUED
--------------------------------------------------------------------------------


               disposable income. Now we are in a new market cycle, one in which investors have seen the performance of their portfolios drop. Over time, the market is likely to gravitate back to its historical rate of return of about 8% to 10%. But so far, our consumption and saving rates have remained unchanged.

               What does this mean?

               It means that we will not be able to meet our long-term goals by investment returns alone. We must save more and consume less. We should also protect ourselves against extremes in the market by using an asset allocation plan that includes a range of investments. Most of all, we must remain patient and let our plan--as well as our money--work for us.

               On behalf of the entire team at USAA Investments, I would like to thank you for trusting us to help you determine and plan your investment goals. We stand ready to assist you, and will continue to work hard on your behalf.


               Sincerely,


               /s/ Christopher W. Claus

               Christopher W. Claus
               President and Vice Chairman of the Board




               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

6

INVESTMENT
--------------------------------------------------------------------------------
                         OVERVIEW


USAA MONEY MARKET FUND


OBJECTIVE
--------------------------------------------------------------------------------

               Highest income consistent with preservation of capital and the maintenance of liquidity.


TYPES OF INVESTMENTS
--------------------------------------------------------------------------------


               Invests principally in high-quality, U.S. dollar-denominated, short-term debt instruments that present minimal credit risk and comply with strict SEC guidelines applicable to money market funds.

--------------------------------------------------------------------------------
                                         1/31/02               7/31/01
--------------------------------------------------------------------------------
   Net Assets                        $3,703.6 Million      $3,867.8 Million
   Net Asset Value Per Share               $1.00                 $1.00

--------------------------------------------------------------------------------
    AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 1/31/02
--------------------------------------------------------------------------------
  7/31/01 to 1/31/02*    1 YEAR       5 YEARS       10 YEARS      7-DAY YIELD
        1.22%             3.54%         5.10%         4.74%          1.66%

* TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

               TOTAL RETURN EQUALS INCOME YIELD AND ASSUMES REINVESTMENT OF ALL DIVIDENDS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS AND RETURNS FLUCTUATE. THE SEVEN-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION. AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                                                                               7
....CONTINUED
--------------------------------------------------------------------------------

                             7-DAY YIELD COMPARISON

A chart in the form of a line graph appears here illustrating the comparison of the 7-Day Yield of the USAA Money Market Fund to the iMoneyNet, Inc. Money Fund Averages(TM)/First Tier for the period 01/30/2001 through 01/29/2002. The data points from the graph are as follows:

                                    USAA MONEY                IMONEYNET
                                    MARKET FUND                AVERAGE
                                    -----------               ---------
               01/30/01                5.82%                    5.47%
               02/27/01                5.53%                    5.02%
               03/27/01                5.06%                    4.60%
               04/24/01                4.82%                    4.30%
               05/29/01                4.19%                    3.72%
               06/26/01                3.86%                    3.46%
               07/31/01                3.58%                    3.18%
               08/28/01                3.26%                    2.98%
               09/25/01                2.92%                    2.57%
               10/30/01                2.29%                    2.09%
               11/27/01                2.07%                    1.72%
               12/18/01                1.89%                    1.52%
               01/29/02                1.67%                    1.29%


               DATA  REPRESENT  THE LAST  TUESDAY  OF EACH  MONTH.  ENDING  DATE
               1/29/02.



               The graph tracks the USAA Money Market Fund's seven-day yield against iMoneyNet, Inc. Money Fund Averages(TM)/First Tier, an average of first-tier major money market fund yields.

8

MANAGER'S
--------------------------------------------------------------------------------
                         COMMENTARY on the Fund



[Photograph of the Portfolio Manager,
 Pamela Bledsoe Noble, CFA, appears
 here.]



--------------------------------------------------------------------------------


               The seven-day yield on your USAA Money Market Fund decreased from 3.58% on July 31, 2001, to 1.66% on January 31, 2002. The total return for the same period was 1.22%, compared to an average of 1.08% for all money market funds ranked by iMoneyNet, Inc. According to iMoneyNet, the Fund was ranked 78 out of 317 money market funds.

MARKET REVIEW

               Yields on short-term securities dropped throughout the market as the Federal Reserve Board (the Fed) continued to cut interest rates aggressively. Before the Fed began easing interest rates in January 2001, money market investors enjoyed yields between 5% and 6%. A year later, after 11 rate cuts, the federal funds rate (the rate banks charge each other for overnight loans) stood at 1.75%, with few money markets offering yields of as much as 2.5%. The last time interest rates were this low was



               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

               REFER TO PAGE 7 FOR THE IMONEYNET, INC. DEFINITION.

....CONTINUED
--------------------------------------------------------------------------------


               during the 1960s; money market funds were first established in the 1970s. People on fixed incomes have been hit particularly hard. Even corporations have felt the pinch, particularly those that sweep excess cash daily from their bank accounts into money markets.

STRATEGY REVIEW

               The supply of fixed-rate securities was our principal challenge during the period. In August, the market's expectation of further rate cuts inverted the yield curve, which means that short-term rates were higher than one-year rates. We took advantage of this situation by investing in variable-rate demand notes (VRDNs), because their yield potential compared favorably to that of fixed-rate securities. VRDNs generally have interest rates that are reset weekly and include a demand feature allowing the owner to sell the bond back to the issuer at par value with notice of seven days or less. After the events of September 11, 2001, the Fed moved swiftly to support the economy by cutting short-term rates twice in succession. In response, we sought to lock in higher yields in fixed-rate securities but, like many in the market, were hampered by a limited supply.

OUTLOOK

               We do not expect the Fed to ease interest rates again. Only bad economic news (such as a large jump in unemployment or a significant drop in retail sales) could prompt another rate cut. The economy seems to be back on track, and we believe that 2002 will see a gradual, modest recovery. The Fund is well-positioned to respond when short-term rates begin to rise.

10

PORTFOLIO
--------------------------------------------------------------------------------
                         HIGHLIGHTS


                                  PORTFOLIO MIX
                                     1/31/02

A pie chart is shown here depicting the Portfolio Mix as of January 31, 2002 of the USAA Money Market Fund to be:

Bonds/Notes - 36.6%; Commercial Paper - 28.3%; Variable-Rate Demand Notes - 28.7%; and Certificates of Deposit - 6.5%.


     PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-24.

....CONTINUED
--------------------------------------------------------------------------------


                        CUMULATIVE PERFORMANCE OF $10,000

A chart  in the  form of a line  graph  appears  here,  illustrating  a  $10,000 hypothetical investment in the USAA Money Market Fund for the period of 01/31/1992 through 01/31/2002. The data points from the graph are as follows:

                              USAA MONEY
                              MARKET FUND
                              -----------

               01/31/92        $10,000
               07/31/92         10,198
               01/31/93         10,365
               07/31/93         10,521
               01/31/94         10,676
               07/31/94         10,863
               01/31/95         11,138
               07/31/95         11,459
               01/31/96         11,781
               07/31/96         12,079
               01/31/97         12,392
               07/31/97         12,717
               01/31/98         13,062
               07/31/98         13,410
               01/31/99         13,752
               07/31/99         14,073
               01/31/00         14,447
               07/30/00         14,874
               01/31/01         15,347
               07/31/01         15,698
               01/31/02         15,890

               DATA FROM 1/31/92 THROUGH 1/31/02.


               NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS.


               The graph illustrates the performance of a hypothetical $10,000 investment in the USAA Money Market Fund.


               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE VALUE OF YOUR INVESTMENT WILL VARY ACCORDING TO THE USAA MONEY MARKET FUND'S PERFORMANCE. AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. FOR SEVEN-DAY YIELD INFORMATION, PLEASE REFER TO THE FUND'S INVESTMENT OVERVIEW PAGE.

12

PORTFOLIO
--------------------------------------------------------------------------------
                         of INVESTMENTS


USAA MONEY MARKET FUND
JANUARY 31, 2002 (UNAUDITED)


CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         FIXED-RATE INSTRUMENTS - consist of bonds and notes. The yield is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         VARIABLE-RATE DEMAND NOTES (VRDN) - provide the right, on any business day, to sell the security at face value on either that day or within 30 days. The interest rate is adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. The effective maturity for these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

         ADJUSTABLE-RATE NOTES - similar to VRDNs in that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

PORTFOLIO
--------------------------------------------------------------------------------
                         of INVESTMENTS
                         (continued)

USAA MONEY MARKET FUND
JANUARY 31, 2002 (UNAUDITED)


PORTFOLIO DESCRIPTION ABBREVIATIONS
--------------------------------------------------------------------------------

               CD      Certificate of Deposit

               COP     Certificate of Participation

               CP      Commercial Paper

               IDA     Industrial Development Authority/Agency

               IDB     Industrial Development Board

               MTN     Medium-Term Note

               RB      Revenue Bond

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by either a high-quality bank, insurance company, or other corporation, or a collateral trust.

               (LOC)   Enhanced by a bank letter of credit.

               (NBGA)  Enhanced by a non-bank guarantee agreement.

               (LIQ)   Enhanced by a bank liquidity agreement.

               (INS)   Scheduled principal and interest payments are
                       insured by:

                       (1) MBIA

                       (2) AMBAC

14

PORTFOLIO
--------------------------------------------------------------------------------
                         of INVESTMENTS (continued)
                         (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2002 (UNAUDITED)


PRINCIPAL                                       COUPON OR
   AMOUNT   SECURITY                        DISCOUNT RATE     MATURITY     VALUE
--------------------------------------------------------------------------------
            FIXED-RATE INSTRUMENTS (36.5%)

            APPROPRIATED DEBT
  $11,000   New York State Dormitory Auth.,
              Pension Obligation Bonds,
              Series 1996                            6.79%  4/01/2002 $   11,078
   10,000   New York State Dormitory Auth.,
              Pension Obligation Bonds,
              Series 1996                            6.84  10/01/2002     10,286
--------------------------------------------------------------------------------
                                                                          21,364
--------------------------------------------------------------------------------
            ASSET-BACKED FINANCING
   35,000   Lockhart Funding L.L.C., CP a,b          2.02   2/19/2002     34,964
   23,288   Lockhart Funding L.L.C., CP a,b          2.34   2/25/2002     23,252
   29,350   Lockhart Funding L.L.C., CP a,b          2.37   2/27/2002     29,300
   12,000   Lockhart Funding L.L.C., CP a,b          1.94   3/22/2002     11,968
   25,000   Sunbelt Funding Corp., CP a,b            1.72   3/01/2002     24,967
   44,358   Sunbelt Funding Corp., CP a,b            1.80   3/08/2002     44,280
   29,901   Sunbelt Funding Corp., CP a,b            1.95   6/14/2002     29,686
   20,000   Sunbelt Funding Corp., CP a,b            1.93   6/18/2002     19,853
--------------------------------------------------------------------------------
                                                                         218,270
--------------------------------------------------------------------------------
            BANKS
   30,000   Bank One Corp., Global Bank Notes        6.40   8/01/2002     30,396
   50,000   BNP Paribas, Yankee CD                   2.84   3/15/2002     50,000
   50,000   Canadian Imperial Bank of Commerce,
              Yankee CD                              2.63  11/29/2002     49,997
   30,000   Central American Bank for Economic
              Integration (CABEI), CP (LOC)          1.99   7/22/2002     29,716
   32,000   Long Lane Master Trust IV, CP a,b        2.16   2/21/2002     31,961
   10,000   Long Lane Master Trust IV, CP a,b        2.15   2/25/2002      9,986
   17,583   Long Lane Master Trust IV, CP a,b        1.82   4/08/2002     17,524
   15,084   Long Lane Master Trust IV, CP a,b        1.85   4/08/2002     15,033
   25,000   Long Lane Master Trust IV, CP a,b        1.78   4/11/2002     24,915
   50,000   Macquarie Bank Ltd., CP                  1.85   7/12/2002     49,586
   25,000   Northern Rock plc, CP                    2.94   2/05/2002     24,992
   50,000   Union Planters Bank NA, CD               2.20   6/18/2002     50,000
   25,000   Washington Mutual Bank, Notes            4.22   5/15/2002     24,995
   40,000   Zions First National Bank, CD            1.80   3/12/2002     40,000
--------------------------------------------------------------------------------
                                                                         449,101
--------------------------------------------------------------------------------

PORTFOLIO
--------------------------------------------------------------------------------
                         of INVESTMENTS (continued)
                         (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2002 (UNAUDITED)


PRINCIPAL                                       COUPON OR
   AMOUNT   SECURITY                        DISCOUNT RATE     MATURITY     VALUE
--------------------------------------------------------------------------------
            CONSUMER FINANCE
  $11,075   Caterpillar Financial Services Corp.,
              MTN, Series F                          7.93%  1/15/2003 $   11,640
   20,000   Countrywide Home Loans, Inc., MTN,
              Series F (INS)1                        6.57   9/09/2002     20,317
   30,000   Countrywide Home Loans, MTN              4.56   5/07/2002     30,000
   35,000   Homeside Lending, Inc., CP               2.00   2/28/2002     34,948
   11,450   Household Finance Corp., Notes           5.88  11/01/2002     11,706
--------------------------------------------------------------------------------
                                                                         108,611
--------------------------------------------------------------------------------
            DIVERSIFIED FINANCIAL SERVICES
   50,000   Chase Manhattan Corp., Senior MTN,
              Series C                               7.36   6/07/2002     50,638
   36,368   General Electric Capital Corp., CP       1.93   2/01/2002     36,368
   16,000   The CIT Group, Inc., MTN                 6.50   6/14/2002     16,182
--------------------------------------------------------------------------------
                                                                         103,188
--------------------------------------------------------------------------------
            ELECTRIC UTILITIES
   21,384   Northern States Power-Minnesota, CP      1.76   2/11/2002     21,374
   20,000   Northern States Power-Minnesota, CP      2.05   2/15/2002     19,984
   35,000   Northern States Power-Minnesota, CP      1.87   2/20/2002     34,965
   25,000   Northern States Power-Minnesota, CP      2.05   2/22/2002     24,970
--------------------------------------------------------------------------------
                                                                         101,293
--------------------------------------------------------------------------------
            INDUSTRIAL CONGLOMERATES
   18,795   Tyco International Group SA, CP a,b      1.99   2/19/2002     18,776
--------------------------------------------------------------------------------
            INSURANCE BROKERS
   15,000   Aon Corp., CP                            1.92   2/07/2002     14,995
   20,000   Aon Corp., CP                            1.90   2/11/2002     19,989
   20,000   Aon Corp., CP                            2.02   2/12/2002     19,988
   20,025   Aon Corp., CP                            2.00   2/14/2002     20,011
--------------------------------------------------------------------------------
                                                                          74,983
--------------------------------------------------------------------------------

16

PORTFOLIO
--------------------------------------------------------------------------------
                         of INVESTMENTS (continued)
                         (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2002 (UNAUDITED)


PRINCIPAL                                       COUPON OR
   AMOUNT   SECURITY                        DISCOUNT RATE    MATURITY      VALUE
--------------------------------------------------------------------------------
            MANAGED HEALTH CARE
  $50,000   Trigon Healthcare, Inc., CP a,b          1.95%  2/26/2002 $   49,932
   30,000   UnitedHealth Group, Inc., CP a,b         1.92   2/14/2002     29,979
   25,000   UnitedHealth Group, Inc., CP a,b         1.90   2/15/2002     24,982
--------------------------------------------------------------------------------
                                                                         104,893
--------------------------------------------------------------------------------
            PHARMACEUTICALS
   30,000   American Home Products Corp., CP a,b     1.98   2/01/2002     30,000
   25,000   American Home Products Corp., CP a,b     2.10   2/15/2002     24,980
   20,000   American Home Products Corp., CP a,b     1.92   3/08/2002     19,963
   25,000   American Home Products Corp., CP a,b     1.90   3/12/2002     24,948
--------------------------------------------------------------------------------
                                                                          99,891
--------------------------------------------------------------------------------
            PROPERTY & CASUALTY INSURANCE
   50,000   St. Paul Companies, Inc., CP a,b         2.35   3/04/2002     49,899
--------------------------------------------------------------------------------
            Total fixed-rate instruments
              (cost: $1,350,269)                                       1,350,269
--------------------------------------------------------------------------------

            PUT BONDS (7.9%)

            ELECTRIC UTILITIES
   50,000   IDB of Columbia, AL, RB, Series 1997 b   1.82  11/01/2021     50,000
--------------------------------------------------------------------------------
            ELECTRIC/GAS UTILITY
   42,000   New York State Power Auth., RB,
              Series 1998A                           6.11   2/15/2011     43,268
--------------------------------------------------------------------------------
            HEALTH CARE FACILITIES
   17,850   Metrocrest Hospital Auth., CP,
              Series 89A (LOC)                       2.15   8/01/2007     17,845
   14,400   Metrocrest Hospital Auth., CP,
              Series 89B (LOC)                       2.01   8/01/2008     14,397
--------------------------------------------------------------------------------
                                                                          32,242
--------------------------------------------------------------------------------
            OIL & GAS - REFINING & MARKETING
   26,000   IDA of Gulf Coast, RB, Series 1998 (LOC) 1.68   8/01/2028     26,000
   45,000   IDB of the Parish of Calcasieu, LA, Inc.,
              Environmental RB, Series 1996 (LOC)    1.70   7/01/2026     45,000

PORTFOLIO
--------------------------------------------------------------------------------
                         of INVESTMENTS (continued)
                         (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2002 (UNAUDITED)


PRINCIPAL                                       COUPON OR
   AMOUNT   SECURITY                        DISCOUNT RATE    MATURITY      VALUE
--------------------------------------------------------------------------------
  $17,215   Port Arthur, TX, Navigation District,
              RB, Series 1998 b                      1.79%  6/01/2018 $   17,215
--------------------------------------------------------------------------------
                                                                          88,215
--------------------------------------------------------------------------------
            SPECIAL ASSESSMENT/TAX/FEE
   79,700   Anaheim, CA, COP (LOC)                   1.77  12/01/2022     79,700
--------------------------------------------------------------------------------
            Total put bonds (cost: $293,425)                             293,425
--------------------------------------------------------------------------------

            VARIABLE-RATE DEMAND NOTES (28.7%)

            ASSET-BACKED FINANCING
   21,209   Capital One Funding Corp., Notes,
              Series 1996E (LOC)                     1.95   7/02/2018     21,209
   23,373   Cornerstone Funding Corp. I, Notes,
              Series 2000A (LOC)                     1.92   4/01/2020     23,373
   21,416   Cornerstone Funding Corp. I, Notes,
              Series 2000B (LOC)                     1.97   1/01/2021     21,416
   18,124   Cornerstone Funding Corp. I, Notes,
              Series 2001B (LOC)                     1.92   9/01/2026     18,124
--------------------------------------------------------------------------------
                                                                          84,122
--------------------------------------------------------------------------------
            AUTO PARTS & EQUIPMENT
   15,000   Alabama IDA, RB, (Rehau Project) (LOC)   2.02  10/01/2019     15,000
   10,240   Bardstown, KY, RB, Series 1994 (LOC)     1.82   6/01/2024     10,240
   11,275   Bardstown, KY, RB, Series 1995 (LOC)     1.82   3/01/2025     11,275
--------------------------------------------------------------------------------
                                                                          36,515
--------------------------------------------------------------------------------
            BROADCASTING & CABLE TV
   34,900   New Jersey Economic Development Auth.,
              RB, Series 1997A (NBGA) b              1.85  10/01/2021     34,900
--------------------------------------------------------------------------------
            CASINOS & GAMING
   21,000   Detroit, MI, Economic Development
              Corp., RB, Series 1999A (LOC)          1.88   5/01/2009     21,000
   41,830   Detroit, MI, Economic Development
              Corp., RB, Series 1999C (LOC)          2.00   5/01/2009     41,830

18

PORTFOLIO
--------------------------------------------------------------------------------
                         of INVESTMENTS (continued)
                         (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2002 (UNAUDITED)


PRINCIPAL                                       COUPON OR
   AMOUNT   SECURITY                        DISCOUNT RATE    MATURITY      VALUE
--------------------------------------------------------------------------------
  $11,870   Greenville, SC, Memorial Auditorium
              District Public Facilities, COP,
              Series 1996C (LOC)                     2.05%  9/01/2014 $   11,870
--------------------------------------------------------------------------------
                                                                          74,700
--------------------------------------------------------------------------------
            CONSTRUCTION & FARM MACHINERY
    7,300   Columbus, GA, Development Auth., RB
              (LOC)                                  1.80   9/01/2013      7,300
--------------------------------------------------------------------------------
            DEPARTMENT STORES
   31,320   Belk, Inc., RB, Series 1998 (LOC)        1.89   7/01/2008     31,320
--------------------------------------------------------------------------------
            DIVERSIFIED FINANCIAL SERVICES
   16,290   KBL Capital Fund, Inc., Notes,
              Series A (LOC)                         2.02   5/01/2027     16,290
--------------------------------------------------------------------------------
            ELECTRIC UTILITIES
   46,300   Sempra Energy Employee Stock Ownership
              Plan & Trust, Bonds, Series 1999A
              (NBGA) b                               2.25  11/01/2014     46,300
--------------------------------------------------------------------------------
            ENVIRONMENTAL SERVICES
    8,700   Texas Disposal Systems, Inc., Notes,
              Series 2000 (LOC)                      2.00   5/01/2012      8,700
--------------------------------------------------------------------------------
            GENERAL OBLIGATION
   26,850   Community Development of National City,
              CA, Tax Allocation Bonds, Series 2001A
              (LIQ) (INS)2                           2.01   8/01/2025     26,850
   13,445   San Bernardino County, CA, COP, (Glen
              Helen Project), Series 1995D (LOC)     1.93   3/01/2024     13,445
--------------------------------------------------------------------------------
                                                                          40,295
--------------------------------------------------------------------------------
            HEALTH CARE EQUIPMENT
   15,000   B. Braun Medical, Inc., Taxable Demand
              Revenue Notes, Series 2000 (LOC)       1.89   2/01/2015     15,000
--------------------------------------------------------------------------------

PORTFOLIO
--------------------------------------------------------------------------------
                         of INVESTMENTS (continued)
                         (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2002 (UNAUDITED)


PRINCIPAL                                       COUPON OR
   AMOUNT   SECURITY                        DISCOUNT RATE    MATURITY      VALUE
--------------------------------------------------------------------------------
            HEALTH CARE FACILITIES
  $12,960   American Health Care Centers, Inc.,
              Notes, Series 1999 (LOC)               2.08%  2/01/2019 $   12,960
   19,600   Bronson Lifestyle Improvement &
              Research Center, Notes, Series A (LOC) 2.02   9/01/2030     19,600
   33,530   Crouse Health Hospital, Inc., RB,
              Series 1996 (LOC)                      3.50   7/01/2017     33,530
   15,000   Infirmary Health Systems Special Care,
              RB, Series 2000B (LOC)                 1.90   1/01/2024     15,000
    7,305   Navigator Ventures, L.L.C., Notes,
              Series 1997 (LOC)                      2.02   5/01/2027      7,305
--------------------------------------------------------------------------------
                                                                          88,395
--------------------------------------------------------------------------------
            HOSPITAL
   17,620   Dome Corp., Bonds, Series 1991 (LOC)     1.90   8/31/2016     17,620
   17,000   Indiana Health Facility Financing
              Auth., RB, Series 1999B (LOC)          1.88   1/01/2019     17,000
--------------------------------------------------------------------------------
                                                                          34,620
--------------------------------------------------------------------------------
            HOTELS
   14,965   Central Michigan Inns, RB, Series 1998A
              (LOC)                                  1.80  11/01/2028     14,965
--------------------------------------------------------------------------------
            HOUSEHOLD APPLIANCES
   16,400   Mississippi Business Finance Corp., RB,
              Series 2000 (LOC)                      1.92   6/01/2015     16,400
--------------------------------------------------------------------------------
            INDUSTRIAL CONGLOMERATES
   14,000   Mississippi Business Finance Corp., RB,
              Series 1998 b                          1.85   2/01/2023     14,000
--------------------------------------------------------------------------------
            INDUSTRIAL MACHINERY
   11,845   Savannah, GA, Economic Development
              Auth., RB, Series 1998 (LOC)           1.81   6/01/2018     11,845
    8,640   Southland Tube, Inc., Notes,
              Series 1999 (LOC)                      1.79   6/01/2010      8,640
   14,755   Sterling Pipe & Tube, Inc., Notes,
              Series 2000 (LOC)                      2.05  11/01/2012     14,755
--------------------------------------------------------------------------------
                                                                          35,240
--------------------------------------------------------------------------------

20

PORTFOLIO
--------------------------------------------------------------------------------
                         of INVESTMENTS (continued)
                         (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2002 (UNAUDITED)


PRINCIPAL                                       COUPON OR
   AMOUNT   SECURITY                        DISCOUNT RATE    MATURITY      VALUE
--------------------------------------------------------------------------------
            LEISURE FACILITIES
  $20,500   Golf Club of Georgia Inc., Bonds,
              Series 2001 (LOC)                      1.84% 10/01/2021 $   20,500
--------------------------------------------------------------------------------
            MULTIFAMILY HOUSING
   11,720   Arbor Station IV, L.L.C., Notes,
              Series 1999A (LOC)                     1.85   2/01/2024     11,720
   14,060   Arbor View II, L.L.C., Notes,
              Series 2001A (LOC)                     1.85   4/01/2028     14,060
--------------------------------------------------------------------------------
                                                                          25,780
--------------------------------------------------------------------------------
            NURSING/CCRC
   21,445   Chestnut Partnership, Bonds,
              Series 1999 (LOC)                      1.93   1/01/2029     21,445
   15,600   Lincolnwood Funding Corp., RB,
              Series 1995A (LOC)                     1.93   8/01/2015     15,600
    9,545   Missouri Health and Educational
              Facilities Auth., RB, Series 1996B
              (LOC)                                  1.93  12/01/2016      9,545
   25,000   Riderwood Village, Inc., Notes,
              Series 2001 (LOC)                      1.93   7/01/2031     25,000
--------------------------------------------------------------------------------
                                                                          71,590
--------------------------------------------------------------------------------
            PAPER PRODUCTS
   13,117   Bancroft Bag, Inc., Notes,
              Series 1998 (LOC)                      2.00  11/01/2008     13,117
   14,170   Mac Papers, Inc., Demand Bonds, (LOC)    1.89   8/03/2015     14,170
    8,700   Willacoochie, GA, Development Auth.,
              RB, Series 1997 (LOC)                  1.90   5/01/2027      8,700
--------------------------------------------------------------------------------
                                                                          35,987
--------------------------------------------------------------------------------
            REAL ESTATE MANAGEMENT & DEVELOPMENT
   10,500   Cornerstone Funding Corp. I, Notes,
              Series 2000C (LOC)                     1.92  12/01/2020     10,500
   13,670   Dellagnese Propreties L.L.C., Taxable
              Demand Notes, Series 2000 (LOC)        2.13  11/01/2025     13,670
   19,150   Fairway Park Properties L.L.C., Notes,
              Series 2001 (LOC)                      2.05  10/15/2026     19,150

PORTFOLIO
--------------------------------------------------------------------------------
                         of INVESTMENTS (continued)
                         (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2002 (UNAUDITED)


PRINCIPAL                                       COUPON OR
   AMOUNT   SECURITY                        DISCOUNT RATE    MATURITY      VALUE
--------------------------------------------------------------------------------
  $14,220   HGR-1, L.L.C., Notes, Series 1996 (LOC)  1.89%  9/15/2046 $   14,220
    9,720   Houston County, GA, IDA, RB,
              Series 1997 (LOC)                      1.84   8/01/2012      9,720
   12,000   JPV Capital L.L.C., Notes,
              Series 1999A (LOC)                     1.89  12/01/2039     12,000
   15,520   JPV Capital L.L.C., Notes,
              Series 2001A (LOC)                     1.89   7/01/2041     15,520
   33,545   LAM Funding L.L.C., Notes,
              Series 1997 (LOC)                      2.02  12/15/2027     33,545
   24,510   Mayfair At Great Neck, NY, Bonds,
              Series 1997 (LOC)                      2.01   1/01/2023     24,510
    6,650   Physicians Real Estate, L.L.P., Notes,
              Series 1998 (LOC)                      1.93   2/01/2018      6,650
    9,940   Pierce Memorial Baptist Home, Inc.,
              Bonds, Series 1999 (LOC)               1.93  10/01/2028      9,940
   10,700   PRA at Glenwood Hills Corporate Centre,
              L.L.C., Notes, Series 1997 (LOC)       2.02   8/01/2027     10,700
   12,265   Sbar Piperno Co., RB, Series 1998 (LOC)  1.89   9/01/2012     12,265
   22,525   SF Tarns L.L.C., RB, Series 2000 (LOC)   1.93  12/01/2025     22,525
    9,260   Shepherd Capital, L.L.C., Notes,
              Series 1997 (LOC)                      1.94   7/15/2047      9,260
--------------------------------------------------------------------------------
                                                                         224,175
--------------------------------------------------------------------------------
            SOFT DRINKS
   20,000   T3 Holdings, Inc., Bonds,
              Series 1998 (LOC)                      1.85   5/01/2008     20,000
--------------------------------------------------------------------------------
            SPECIAL ASSESSMENT/TAX/FEE
   24,400   County of Cuyahoga, OH, RB,
              Series 1992B (LIQ)                     2.10   6/01/2022     24,400
--------------------------------------------------------------------------------
            TEXTILES
   10,000   Alabama IDA, RB (Fieldcrest Project)
              (LOC)                                  2.25   7/01/2021     10,000
   11,458   Loma Co. L.L.C., Floating Rate Option
              Notes (LOC)                            1.95  12/01/2008     11,458
--------------------------------------------------------------------------------
                                                                          21,458
--------------------------------------------------------------------------------

22

PORTFOLIO
--------------------------------------------------------------------------------
                         of INVESTMENTS (continued)
                         (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2002 (UNAUDITED)


PRINCIPAL                                       COUPON OR
   AMOUNT   SECURITY                        DISCOUNT RATE    MATURITY      VALUE
--------------------------------------------------------------------------------
            WATER/SEWER UTILITY
  $18,040   Hesperia, CA, Public Financing Auth.,
              RB, Series 1998A (LOC)                 2.83%  6/01/2026 $   18,040
--------------------------------------------------------------------------------
            Total variable-rate demand notes
              (cost: $1,060,992)                                       1,060,992
--------------------------------------------------------------------------------

            ADJUSTABLE-RATE NOTES (27.0%)

            ASSET-BACKED FINANCING
   40,000   Interstar Millenium Trust, Notes,
              Series 2001-1E b                       1.78   4/23/2002     40,000
   29,621   Residential Mortgage Securities 11 plc,
              Mortgage-Backed Notes, Class A b       1.87   9/11/2002     29,618
--------------------------------------------------------------------------------
                                                                          69,618
--------------------------------------------------------------------------------
            BANKS
   10,000   Bank One Corp., MTN, Series B            2.25   2/14/2003     10,022
   40,000   KeyBank National Association, Senior
              Notes                                  1.84  11/07/2002     39,991
   50,000   KeyCorp, MTN                             1.80   3/28/2002     50,000
   50,000   National Bank of Commerce, CD            1.92  10/02/2002     50,000
   30,000   National Bank of Commerce, MTN           1.73   7/18/2002     29,998
   25,000   National City Bank, Notes                1.83   6/18/2002     25,018
   75,000   Northern Rock plc, Notes b               1.77   2/14/2003     75,000
   20,000   SBAB Euro, MTN                           1.90   6/19/2002     19,998
   75,000   Washington Mutual Bank, Senior Global
              Notes, Series 5                        2.24   5/24/2006c    75,000
--------------------------------------------------------------------------------
                                                                         375,027
--------------------------------------------------------------------------------
            CONSUMER FINANCE
   30,000   American Honda Finance Corp., MTN b      1.83   4/12/2002     29,999
   27,000   American Honda Finance Corp., MTN b      1.93   6/12/2002     27,000
   15,000   American Honda Finance Corp., MTN b      1.72   7/16/2002     15,000
   50,000   Countrywide Home Loans, MTN              2.33   2/01/2002     50,000
   20,000   Countrywide Home Loans, MTN              2.17   5/16/2002     20,000
   29,000   Homeside Lending, Inc., MTN              2.13   4/09/2002     29,013
   35,000   Homeside Lending, Inc., MTN              1.91   9/16/2002     34,738
   45,000   Household Finance Corp., MTN             2.01  12/20/2002     44,980
   45,000   Household Finance Corp., Senior
              Extendible Notes                       1.81   2/16/2006c    45,004
--------------------------------------------------------------------------------
                                                                         295,734
--------------------------------------------------------------------------------

PORTFOLIO
--------------------------------------------------------------------------------
                         of INVESTMENTS (continued)
                         (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2002 (UNAUDITED)


PRINCIPAL                                       COUPON OR
   AMOUNT   SECURITY                        DISCOUNT RATE    MATURITY      VALUE
--------------------------------------------------------------------------------
            ELECTRIC UTILITIES
  $36,000   Mississippi Power Co., Notes, Series C   1.85%  3/28/2002 $   36,000
--------------------------------------------------------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES
   75,000   Verizon Global Funding, CP a,b           1.86   3/20/2002     74,995
--------------------------------------------------------------------------------
            LIFE & HEALTH INSURANCE
   75,000   Premium Asset Trust, Certificates,
              Series 2000-4 b                        1.96   2/22/2002     75,004
   75,000   Premium Asset Trust, Certificates,
              Series 2002-2 b                        1.94   2/03/2003     75,000
--------------------------------------------------------------------------------
                                                                         150,004
--------------------------------------------------------------------------------
            Total adjustable-rate notes (cost: $1,001,378)             1,001,378
--------------------------------------------------------------------------------

            TOTAL INVESTMENTS (COST: $3,706,064)                      $3,706,064
================================================================================

24

PORTFOLIO
--------------------------------------------------------------------------------
                         of INVESTMENTS
                         (continued)

USAA MONEY MARKET FUND
JANUARY 31, 2002 (UNAUDITED)


PORTFOLIO SUMMARY BY CONCENTRATION
--------------------------------------------------------------------------------

         Banks                                              22.3%

         Consumer Finance                                   10.9

         Asset-Backed Financing                             10.0

         Electric Utilities                                  6.3

         Real Estate Management & Development                6.1

         Life & Health Insurance                             4.1

         Health Care Facilities                              3.3

         Diversified Financial Services                      3.2

         Managed Health Care                                 2.8

         Special Assessment/Tax/Fee                          2.8

         Pharmaceuticals                                     2.7

         Oil & Gas - Refining & Marketing                    2.4

         Casinos & Gaming                                    2.0

         Insurance Brokers                                   2.0

         Integrated Telecommunication Services               2.0

         Nursing/CCRC                                        1.9

         Property & Casualty Insurance                       1.3

         Electric/Gas Utility                                1.2

         General Obligation                                  1.1

         Auto Parts & Equipment                              1.0

         Industrial Machinery                                1.0

         Paper Products                                      1.0

         Other                                               8.7
                                                           -----
         Total                                             100.1%
                                                           =====

NOTES
--------------------------------------------------------------------------------
                         to Portfolio of INVESTMENTS


USAA MONEY MARKET FUND
JANUARY 31, 2002 (UNAUDITED)


GENERAL NOTES
--------------------------------------------------------------------------------

         Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The percentages shown represent the percentages of the investments to net assets.

SPECIFIC NOTES
--------------------------------------------------------------------------------

            (a) Commercial  paper issued in reliance on the "private  placement"
                exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security and as such is generally deemed by the Manager to be liquid under guidelines established by the Board of Directors.

            (b) Security is not  registered  under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A and as such is generally deemed by the Manager to be liquid under guidelines established by the Board of Directors.

            (c) Security  provides  the option to sell to the issuer at specific dates prior to final maturity.

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

26

STATEMENT
--------------------------------------------------------------------------------
                         of ASSETS and LIABILITIES
                         (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2002 (UNAUDITED)


ASSETS

   Investments in securities                                       $3,706,064
   Cash                                                                14,862
   Receivables:
      Capital shares sold                                               4,025
      Interest                                                          9,214
                                                                   ----------
         Total assets                                               3,734,165
                                                                   ----------

LIABILITIES

   Securities purchased                                                16,330
   Capital shares redeemed                                             12,539
   USAA Investment Management Company                                     765
   USAA Transfer Agency Company                                           506
   Accounts payable and accrued expenses                                  302
   Dividends on capital shares                                            102
                                                                   ----------
      Total liabilities                                                30,544
                                                                   ----------
            Net assets applicable to capital shares outstanding    $3,703,621
                                                                   ==========

REPRESENTED BY:

   Paid-in capital                                                 $3,703,621
                                                                   ==========
   Capital shares outstanding                                       3,703,621
                                                                   ==========
   Authorized shares of $.01 par value                              7,700,000
                                                                   ==========
   Net asset value, redemption price, and offering price per share $     1.00
                                                                   ==========



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT
--------------------------------------------------------------------------------
                         of OPERATIONS
                         (in thousands)

USAA MONEY MARKET FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2002 (UNAUDITED)


NET INVESTMENT INCOME

   Interest income                                                 $57,258
                                                                   -------
   Expenses:
      Management fees                                                4,609
      Administrative and servicing fees                              1,920
      Transfer agent's fees                                          2,981
      Custodian's fees                                                 442
      Postage                                                          220
      Shareholder reporting fees                                       164
      Directors' fees                                                    2
      Registration fees                                                 66
      Professional fees                                                107
      Insurance                                                        227
      Other                                                             80
                                                                   -------
         Total expenses                                             10,818
      Expenses paid indirectly                                         (74)
                                                                   -------
         Net expenses                                               10,744
                                                                   -------
            Net investment income                                  $46,514
                                                                   =======



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

28

STATEMENTS
--------------------------------------------------------------------------------
                         of Changes in NET ASSETS
                         (in thousands)

USAA MONEY MARKET FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2002 (UNAUDITED),
AND YEAR ENDED JULY 31, 2001

                                                     01/31/2002     07/31/2001
                                                    --------------------------
FROM OPERATIONS

   Net investment income                            $    46,514    $   197,850
                                                    --------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                (46,514)      (197,850)
                                                    --------------------------

FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                          1,915,685      5,006,430
   Reinvested dividends                                  45,321        192,328
   Cost of shares redeemed                           (2,125,176)    (4,758,787)
                                                    --------------------------
      Increase (decrease) in net assets from
         capital share transactions                    (164,170)       439,971
                                                    --------------------------
Net increase (decrease) in net assets                  (164,170)       439,971

NET ASSETS

   Beginning of period                                3,867,791      3,427,820
                                                    --------------------------
   End of period                                    $ 3,703,621    $ 3,867,791
                                                    ==========================

CHANGE IN SHARES OUTSTANDING

   Shares sold                                        1,915,685      5,006,430
   Shares issued for dividends reinvested                45,321        192,328
   Shares redeemed                                   (2,125,176)    (4,758,787)
                                                    --------------------------
      Increase (decrease) in shares outstanding        (164,170)       439,971
                                                    ==========================



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES
--------------------------------------------------------------------------------
                         to FINANCIAL Statements

USAA MONEY MARKET FUND
JANUARY 31, 2002 (UNAUDITED)


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------


         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 18 separate funds. The information presented in this semiannual report pertains only to the USAA Money Market Fund (the Fund). The Fund's investment objective is the highest income consistent with preservation of capital and maintenance of liquidity.

            A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

               1. Pursuant to SEC Rule 2a-7,  securities  in the Fund are stated
                  at  amortized   cost,   which   approximates   market   value.
                  Repurchase agreements are valued at cost.

               2. Securities  that  cannot be valued  by the  methods  set forth above, and all other assets, are valued in good faith at fair value using methods determined by USAA Investment Management Company (the Manager) under the general supervision of the Company's Board of Directors.

            B. FEDERAL  TAXES  -  The  Fund's  policy  is  to  comply  with  the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required.

30

NOTES
--------------------------------------------------------------------------------
                         to FINANCIAL Statements
                         (continued)

USAA MONEY MARKET FUND
JANUARY 31, 2002 (UNAUDITED)


            C. INVESTMENTS IN SECURITIES - Security  transactions  are accounted for on the date  the  securities  are  purchased  or sold  (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities.

            D. EXPENSES PAID  INDIRECTLY - The Fund's  custodian bank has agreed to reduce its fees when the Fund maintains a cash balance in the non-interest-bearing custody account. For the six-month period ended January 31, 2002, custodian fee offset arrangements reduced expenses by $74,000.

            E. USE OF ESTIMATES - The  preparation  of financial  statements  in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the
         Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

NOTES
--------------------------------------------------------------------------------
                         to FINANCIAL Statements
                         (continued)

USAA MONEY MARKET FUND
JANUARY 31, 2002 (UNAUDITED)


         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets. The Fund had no borrowings under either of these agreements during the six-month period ended January 31, 2002.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities for the six-month period ended January 31, 2002, were $10,921,084,000 and $264,590,000, respectively.

         The  cost  of  securities,   for  federal   income  tax  purposes,   is
         approximately the same as that reported in the financial statements.

32

NOTES
--------------------------------------------------------------------------------
                         to FINANCIAL Statements
                         (continued)

USAA MONEY MARKET FUND
JANUARY 31, 2002 (UNAUDITED)


(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------


         The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loan continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments may be less than amount of cash collateral required to be returned to the borrower. The Fund had no securities-lending transactions during the six-month period ended January 31, 2002.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

            A. MANAGEMENT FEES - The Manager carries out the  Fund's  investment policies and manages the Fund's portfolio. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average net assets.

            B. ADMINISTRATIVE  AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee computed at an annualized rate of 0.10% of the Fund's monthly average net assets.

NOTES
--------------------------------------------------------------------------------
                         to FINANCIAL Statements
                         (continued)

USAA MONEY MARKET FUND
JANUARY 31, 2002 (UNAUDITED)


            C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company,  d/b/a USAA
               Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses.

            D. UNDERWRITING   SERVICES   -  The   Manager   provides   exclusive
               underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         USAA Investment Management Company is indirectly wholly owned by United Services Automobile Association (the Association), a large, diversified financial services institution. At January 31, 2002, the Association and its affiliates owned 3,342,000 shares (0.09%) of the Fund.

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

34

NOTES
--------------------------------------------------------------------------------
                         to FINANCIAL Statements
                         (continued)

USAA MONEY MARKET FUND
JANUARY 31, 2002 (UNAUDITED)

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                SIX-MONTH
                               PERIOD ENDED
                                JANUARY 31,                      YEAR ENDED JULY 31,
                              ---------------------------------------------------------------------------
                                   2002          2001         2000         1999         1998         1997
                              ---------------------------------------------------------------------------
Net asset value at
   beginning of period        $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
Net investment income                .01          .05          .05          .05          .05          .05
Distributions from net
   investment income                (.01)        (.05)        (.05)        (.05)        (.05)        (.05)
                              ---------------------------------------------------------------------------
Net asset value at
   end of period              $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                              ===========================================================================
Total return (%) *                  1.22         5.54         5.66         4.95         5.45         5.28
Net assets at
   end of period (000)        $3,703,621   $3,867,791   $3,427,820   $3,011,013   $2,491,473   $2,161,691
Ratio of expenses to
   average net assets (%)            .56c,d       .49a,d       .46b         .45          .45          .45
Ratio of expenses to average
   net assets excluding
   reimbursement (%)                 N/A          .49a,d       .48          .48          .48          .49
Ratio of net investment
   income to average net
   assets (%)                       2.42c        5.36         5.56         4.83         5.32         5.16



  * Assumes reinvestment of all dividend income distributions during the period.
(a) Effective December 1, 2000, the Manager terminated its voluntary agreement to limit the Fund's expense ratio to 0.46% of the Fund's average annual net assets.
(b) Effective December 1, 1999, the Manager voluntarily agreed to limit the Fund's expense ratio to 0.46% of the Fund's average annual net assets.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Reflects total expenses prior to any custodian fee offset arrangement.

NOTES
--------------------------------------------------------------------------------

                   DIRECTORS   Robert G. Davis, CHAIRMAN OF THE BOARD
                               Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                               Barbara B. Dreeben
                               Robert L. Mason, Ph.D.
                               David G. Peebles
                               Michael F. Reimherr
                               Laura T. Starks, Ph.D.
                               Richard A. Zucker

         INVESTMENT ADVISER,   USAA Investment Management Company
                UNDERWRITER,   9800 Fredericksburg Road
             AND DISTRIBUTOR   San Antonio, Texas 78288

              TRANSFER AGENT   USAA Shareholder Account Services
                               9800 Fredericksburg Road
                               San Antonio, Texas 78288

                   CUSTODIAN   State Street Bank and Trust Company
                               P.O. Box 1713
                               Boston, Massachusetts 02105

        INDEPENDENT AUDITORS   KPMG LLP
                               112 East Pecan, Suite 2400
                               San Antonio, Texas 78205

                   TELEPHONE   Call toll free - Central Time
            ASSISTANCE HOURS   Monday - Friday, 6 a.m. to 10 p.m.
                               Saturday, 8:30 a.m. to 5 p.m.
                               Sunday, 11:30 a.m. to 8 p.m.

              FOR ADDITIONAL   1-800-531-8181, in San Antonio 456-7200
           INFORMATION ABOUT   For account servicing, exchanges,
                MUTUAL FUNDS   or redemptions
                               1-800-531-8448, in San Antonio 456-7202

             RECORDED MUTUAL   24-hour service (from any phone)
           FUND PRICE QUOTES   1-800-531-8066, in San Antonio 498-8066

                 MUTUAL FUND   (from touch-tone phones only)
           USAA TOUCHLINE(R)   For account balance, last transaction, fund
                               prices, or to exchange or redeem fund shares
                               1-800-531-8777, in San Antonio 498-8777

             INTERNET ACCESS   USAA.COM

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

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